Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 671,620
2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,668
2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,039
2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,131
2022 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	658,782
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	518,969
Canada | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2022 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	518,969
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,976
Italy | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2022 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,976
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	103,673
United States | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2022 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	103,673
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	19,155
Sweden | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2022 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	19,155
Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	26,847
Other | 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,668
Other | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,039
Other | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,131
Other | 2022 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 14,009